Property and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 102,109	$ 143,818
Delivery trucks and vehicles		783,511
Accumulated depreciation		176,178
Proceeds from sale of property and equipment		81,000
Reduction in notes payable		330,709
Loss on disposal of property and equipment		$ 195,624